Income Tax Expense - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Major components of tax expense (income) [abstract]
Current tax expense related to pillar two income taxes	$ 37	$ 1	$ 0